242 Trumbull Street
                               Hartford, CT 06103-1205

                               Anthony M. Magnoli
                               Prospectus Unit
                               Aeltus Investment Management, Inc.,  ALT5
                               (860) 275-2184
                               Fax (860) 275-2084

May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk

RE:      Aetna Balanced VP, Inc.
         (formerly Aetna Investment Advisers Fund, Inc.)
         File Nos. 33-27247, 811-5773
         Rule 497(j) Filing


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify that the Prospectus and Statement of Additional Information of Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.) (the "Fund") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A ("Amendment No. 16"), effective May 1, 1998. The text of Amendment No. 16 has been filed electronically (Accession No. 0000950146-98-000688).

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2184.

Sincerely,

/s/ Anthony M. Magnoli

Anthony M. Magnoli